Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis

	Fair Value Measurements
	At December 31,
	2011					2010
(in millions)	Level 1	Level 2	Level 3	Netting (1)	Total	Level 1	Level 2	Level 3	Netting (1)	Total
Assets:
Money market investments	$206	$-	$-	$-	$206	$138	$-	$-	$-	$138

Nuclear decommissioning trusts
U.S. equity securities	841	8	-	-	849	1,029	7	-	-	1,036
Non-U.S. equity securities	323	-	-	-	323	349	-	-	-	349
U.S. government and agency securities	744	156	-	-	900	584	40	-	-	624
Municipal securities	-	58	-	-	58	-	119	-	-	119
Other fixed-income securities	-	99	-	-	99	-	66	-	-	66

Total nuclear decommissioning trusts (2)	1,908	321	-	-	2,229	1,962	232	-	-	2,194

Price risk management instruments (Note 10)
Electric	-	92	69	8	169	6	2	119	63	190
Gas	-	6	-	(3)	3	-	-	6	5	11

Total price risk management instruments	-	98	69	5	172	6	2	125	68	201

Rabbi trusts
Fixed-income securities	-	25	-	-	25	-	24	-	-	24
Life insurance contracts	-	67	-	-	67	-	65	-	-	65

Total rabbi trusts	-	92	-	-	92	-	89	-	-	89

Long-term disability trust
U.S. equity securities	13	15	-	-	28	11	24	-	-	35
Non-U.S. equity securities	-	9	-	-	9	-	-	-	-	-
Fixed-income securities	-	145	-	-	145	-	150	-	-	150

Total long-term disability trust	13	169	-	-	182	11	174	-	-	185

Total assets	$2,127	$680	$69	$5	$2,881	$2,117	$497	$125	$68	$2,807

Liabilities:
Price risk management instruments (Note 10)
Electric	$411	$289	$143	$(441)	$402	$235	$73	$475	$(315)	$468
Gas	31	13	-	(32)	12	41	1	49	(41)	50

Total liabilities	$442	$302	$143	$(473)	$414	$276	$74	$524	$(356)	$518

(1) Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.

(2) Excludes $188 million and $185 million at December 31, 2011 and December 31, 2010, respectively, primarily related to deferred taxes on appreciation of investment value.

Level 3 Reconciliation

	Price Risk Management Instruments
(in millions)	2011	2010
Liability balance as of January 1	$(399)	$(250)

Realized and unrealized gains (losses):
Included in regulatory assets and liabilities or balancing accounts (1)	122	(149)
Transfers out of Level 3	203	-

Liability balance as of December 31	$(74)	$(399)

(1) Price risk management activity is recoverable through customer rates, therefore, balancing account revenue is recorded for amounts settled and purchased and there is no impact to net income. Unrealized gains and losses are deferred in regulatory liabilities and assets.

Carrying Amount And Fair Value Of Financial Instruments

	At December 31,
	2011		2010
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Debt (Note 4)
PG&E Corporation	$ 349	$ 380	$ 349	$ 383
Utility	10,545	12,543	10,444	11,314
Energy recovery bonds (Note 5)	423	433	827	862

Schedule Of Unrealized Gains (Losses) Related To Available-For-Sale Investments

(in millions)	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses	Total Fair Value (1)
As of December 31, 2011
Equity securities
U.S.	$ 334	$ 518	$ (3)	$ 849
Non-U.S.	194	131	(2)	323
Debt securities
U.S. government and agency securities	798	102	—	900
Municipal securities	56	2	—	58
Other fixed-income securities	96	3	—	99

Total	$ 1,478	$ 756	$ (5)	$ 2,229

As of December 31, 2010
Equity securities
U.S.	$ 509	$ 529	$ (2)	$ 1,036
Non-U.S.	180	170	(1)	349
Debt securities
U.S. government and agency securities	571	55	(2)	624
Municipal securities	119	1	(1)	119
Other fixed-income securities	65	1	—	66

Total	$ 1,444	$ 756	$ (6)	$ 2,194

(1) Excludes $188 million and $185 million at December 31, 2011 and 2010, respectively, primarily related to deferred taxes on appreciation of investment value.

Schedule Of Long Term Debt Repayments

(in millions)	As of December 31, 2011
Less than 1 year	$60
1–5 years	359
5–10 years	294
More than 10 years	344

Total maturities of debt securities	$1,057

Schedule Of Activity For Debt And Equity Securities

	2011	2010	2009
(in millions)
Proceeds from sales and maturities of nuclear decommissioning trust investments	$ 1,928	$ 1,405	$ 1,351
Gross realized gains on sales of securities held as available-for-sale	43	42	27
Gross realized losses on sales of securities held as available-for-sale	(30)	(11)	(55)